Statutory Requirements (Details Narrative) (10-K) $ in Thousands	Dec. 31, 2016 USD ($)
Statutory Accounting Practices [Line Items]
Minimum capital surplus required	$ 5,000
Capital surplus	19,835
Surplus notes	6,050
LOUISIANA [Member]
Statutory Accounting Practices [Line Items]
Fair value of investment securities in LDI	$ 100
Maison [Member]
Statutory Accounting Practices [Line Items]
Risk based capital ratio	346.00%
Interest rate of surplus notes	10.00%
Maison [Member] | TEXAS [Member]
Statutory Accounting Practices [Line Items]
Risk based capital ratio	300.00%
Fair value of investment securities in LDI	$ 1,992